Summary of Intangible Assets (Detail) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended			12 Months Ended			12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Purchased software CNY	Dec. 31, 2012 Purchased software CNY	Dec. 31, 2013 Purchased software USD ($)	Dec. 31, 2013 Radio Spectrum License CNY	Dec. 31, 2012 Radio Spectrum License CNY	Dec. 31, 2013 Radio Spectrum License USD ($)	Dec. 31, 2013 Network Use Right CNY	Dec. 31, 2012 Network Use Right CNY	Dec. 31, 2013 Network Use Right USD ($)	Dec. 31, 2013 Contract Backlog CNY		Dec. 31, 2012 Contract Backlog CNY		Dec. 31, 2013 Contract Backlog USD ($)		Dec. 31, 2013 Customer Relationships CNY		Dec. 31, 2012 Customer Relationships CNY		Dec. 31, 2013 Customer Relationships USD ($)		Dec. 31, 2013 Licenses CNY		Dec. 31, 2012 Licenses CNY		Dec. 31, 2013 Licenses USD ($)		Dec. 31, 2013 Supplier Relationships CNY		Dec. 31, 2012 Supplier Relationships CNY		Dec. 31, 2013 Supplier Relationships USD ($)		Dec. 31, 2013 Trade Names CNY		Dec. 31, 2012 Trade Names CNY		Dec. 31, 2013 Trade Names USD ($)		Dec. 31, 2013 Platform Software CNY		Dec. 31, 2012 Platform Software CNY		Dec. 31, 2013 Platform Software USD ($)		Dec. 31, 2013 Non - Complete Agreement CNY		Dec. 31, 2012 Non - Complete Agreement CNY		Dec. 31, 2013 Non - Complete Agreement USD ($)		Dec. 31, 2013 Favorable Contract CNY		Dec. 31, 2012 Favorable Contract CNY		Dec. 31, 2013 Favorable Contract USD ($)		Dec. 31, 2013 Internal Use Software CNY	Dec. 31, 2012 Internal Use Software CNY	Dec. 31, 2013 Internal Use Software USD ($)
Finite-Lived Intangible Assets [Line Items]
Beginning Balance		303,909	159,439		13,527	3,217	$ 3,762	115,306	0	$ 17,182	19,833	0	$ 3,111	1,529	[1]	902	[1]	$ 158	[1]	37,635	[1]	35,083	[1]	$ 8,733	[1]	1,213	[1]	1,308	[1]	$ 522	[1]	93,554	[1]	104,904	[1]	$ 15,410	[1]	13,005	[1]	14,025	[1]	$ 1,980	[1]	8,307	[1]	0	[1]	$ 2,546	[1]	0	[1]	0	[1]	$ 206	[1]	0	[1]	0	[1]	$ 5	[1]	0	0	$ 2,035
Additions		95,273	179,847		13,934	12,217		0	121,425		0	20,000		4,320	[1]	1,850	[1]			27,770	[1]	13,500	[1]			2,160	[1]	0	[1]			14,950	[1]	1,955	[1]			0	[1]	0	[1]			10,250	[1]	8,900	[1]			1,500	[1]	0	[1]			6,500	[1]	0	[1]			13,889	0
Disposals		(42)			(42)			0			0			0	[1]					0	[1]					0	[1]					0	[1]					0	[1]					0	[1]					0	[1]					0	[1]					0
Foreign currency translation difference		(3,348)			0			(3,348)			0			0	[1]					0	[1]					0	[1]					0	[1]					0	[1]					0	[1]					0	[1]					0	[1]					0
Amortization expense	(9,730)	(58,903)	(35,377)	(30,104)	(4,646)	(1,907)		(7,945)	(6,119)		(999)	(167)		(4,893)	[1]	(1,223)	[1]			(12,535)	[1]	(10,948)	[1]			(214)	[1]	(95)	[1]			(15,217)	[1]	(13,305)	[1]			(1,020)	[1]	(1,020)	[1]			(3,146)	[1]	(593)	[1]			(250)	[1]	0	[1]			(6,468)	[1]	0	[1]			(1,570)	0
Ending Balance	$ 55,650	336,889	303,909	159,439	22,773	13,527	$ 3,762	104,013	115,306	$ 17,182	18,834	19,833	$ 3,111	956	[1]	1,529	[1]	$ 158	[1]	52,870	[1]	37,635	[1]	$ 8,733	[1]	3,159	[1]	1,213	[1]	$ 522	[1]	93,287	[1]	93,554	[1]	$ 15,410	[1]	11,985	[1]	13,005	[1]	$ 1,980	[1]	15,411	[1]	8,307	[1]	$ 2,546	[1]	1,250	[1]	0	[1]	$ 206	[1]	32	[1]	0	[1]	$ 5	[1]	12,319	0	$ 2,035

[1]	Acquired in the acquisitions of SH Guotong, Managed Network Entities, Gehua, Fastweb, Tianwang and Yilong and iJoy (Note 4)